Shareholders' Equity - AOCI Additional Details (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Gains (losses) on cash flow hedges
Net sales	$ 2,747	$ 2,908	$ 2,855	$ 2,473	$ 2,523	$ 2,752	$ 2,030	$ 1,756	$ 10,983	$ 9,061	$ 7,997
Cost of sales (excluding depreciation and amortization)									(8,717)	(7,296)	(6,460)
Selling, general and administrative									(514)	(512)	(450)
Business consolidation and other activities									(221)	(337)	(195)
Earnings before taxes	$ 268	$ 50	$ 112	$ 84	92	$ 50	$ 192	$ (209)	514	125	346
Tax benefit (expense) on amounts reclassified into earnings									(165)	126	(47)
Net earnings									380	266	303
Noncontrolling Interest.
Value of common stock issued for remaining interests in joint venture										2,396
Foreign currency contracts
Gains (losses) on cash flow hedges
Selling, general and administrative									(1)	4	2
Cross-currency swap
Gains (losses) on cash flow hedges
Interest expense									16
Joint Venture At Brazil
Noncontrolling Interest.
Number of treasury shares issued												11.4
Value of common stock issued for remaining interests in joint venture					403
Cash consideration for remaining interest					17
Noncontrolling interest carrying value and fair value paid					220					220
Carrying value at time of acquisition					200					200
Fair value of the total consideration paid for remaining interests in joint venture					$ 420
Effective Derivatives (Net of Tax) | Amount Reclassified from Accumulated Other Comprehensive Earnings (Loss)
Gains (losses) on cash flow hedges
Earnings before taxes									(78)	54	(16)
Tax benefit (expense) on amounts reclassified into earnings									13	2	6
Net earnings									(65)	56	(10)
Effective Derivatives (Net of Tax) | Amount Reclassified from Accumulated Other Comprehensive Earnings (Loss) | Commodity contracts
Gains (losses) on cash flow hedges
Net sales									(7)	(1)	5
Cost of sales (excluding depreciation and amortization)									50	(7)	(23)
Effective Derivatives (Net of Tax) | Amount Reclassified from Accumulated Other Comprehensive Earnings (Loss) | Commodity contract and currency exchange contracts
Gains (losses) on cash flow hedges
Business consolidation and other activities										(5)
Effective Derivatives (Net of Tax) | Amount Reclassified from Accumulated Other Comprehensive Earnings (Loss) | Interest rate swap agreements
Gains (losses) on cash flow hedges
Interest expense										(1)
Effective Derivatives (Net of Tax) | Amount Reclassified from Accumulated Other Comprehensive Earnings (Loss) | Foreign currency contracts
Gains (losses) on cash flow hedges
Selling, general and administrative										64
Effective Derivatives (Net of Tax) | Amount Reclassified from Accumulated Other Comprehensive Earnings (Loss) | Cross-currency swap
Gains (losses) on cash flow hedges
Selling, general and administrative									(136)
Pension and Other Postretirement Benefits (Net of Tax) | Amount Reclassified from Accumulated Other Comprehensive Earnings (Loss)
Amortization Of Pension And Other Postretirement Benefits:
Total before tax effect									(79)	(113)	(47)
Tax benefit (expense) on amounts reclassified into earnings									30	31	17
Recognized gain (loss)									(49)	(82)	(30)
Prior service income (expense) | Amount Reclassified from Accumulated Other Comprehensive Earnings (Loss)
Amortization Of Pension And Other Postretirement Benefits:
Total before tax effect									(1)	2	1
Actuarial gains (losses) | Amount Reclassified from Accumulated Other Comprehensive Earnings (Loss)
Amortization Of Pension And Other Postretirement Benefits:
Total before tax effect									(34)	(35)	$ (48)
Effect of pension settlement | Amount Reclassified from Accumulated Other Comprehensive Earnings (Loss)
Amortization Of Pension And Other Postretirement Benefits:
Total before tax effect									$ (44)	$ (80)